Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

19. Related Party Transactions

Concurrent with the Series C preferred shares financing in November 2010 (see Note 12), the Company entered into a consulting and non-compete agreement (the “Management Services Agreement”) with Privia Enterprises Limited (“Privia”), a company controlled by certain of the Company’s former shareholders and members of its board of directors, one of whom continued to serve as a member of the Company’s board of directors as of December 31, 2011. Pursuant to this agreement, in exchange for consulting services to be performed by Privia, the Company agreed to pay Privia up to $15,000 in three separate installments if the Company sells a specified number of subscriptions, measured by unit installations, during each of the twelve months ending March 31, 2012, 2013 and 2014. These payments would be made after the conclusion of each measurement period and were scheduled to be paid as follows: $3,000 for the twelve months ending March 31, 2012, $5,000 for the twelve months ending March 31, 2013 and $7,000 for the twelve months ending March 31, 2014. The Company accrued for these payments during each of these three periods as the Company expected to sell the number of units that would require it to make this payout in full. The Company recorded expense of $5,303, $2,217, and $231 for the years ended December 31, 2012, 2011 and 2010, respectively, for these future payments. As of December 31, 2012, 2011 and 2010, amounts accrued under this agreement totaled $0, $2,448 and $231, respectively, and were included in accrued expenses and other current liabilities as a component of accrued professional fees. On August 20, 2012, the Company paid Privia an aggregate of $7,800 in full satisfaction of all present and future amounts that were payable by the Company under the Management Services Agreement.

In 2006, in connection with the early exercise of stock options into 466,666 restricted ordinary shares, the Company received a full recourse note receivable from its Chief Executive Officer denominated in euros (totaling the equivalent of $106 at the issuance date of the note) and collateralized by the 466,666 restricted ordinary shares held by the officer. Interest on the note was payable annually at a rate of 6% per annum. As the note receivable was recourse in nature, the note receivable plus accrued interest was reported in the Company’s consolidated balance sheets from 2006 to December 31, 2010 as a component of shareholders’ deficit. During 2011, the officer repaid the principal balance of the note and accrued interest in full as scheduled, and as of December 31, 2011, no amount remained outstanding.